EXPLANATORY NOTE

Attached for filing is exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 5, 2020 (Accession No. 0001193125-20-062736), to the Prospectus, dated October 28, 2019, for the CRM Long/Short Opportunities Fund, a series of CRM Mutual Fund Trust.

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase